Employee Benefit Plans (Weighted-Average Assumptions used to Determine Net Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans [Member]
Rate of return on assets	6.87%
Pension Benefits U.S. Plans [Member]
Discount rate	3.83%	4.54%	3.55%
Rate of compensation increase	4.00%	4.00%	3.86%
Rate of return on assets	7.25%	7.50%	7.75%
Pension Benefits Non-U.S. Plans [Member]
Discount rate	3.27%	4.59%	4.69%
Rate of compensation increase	3.20%	3.70%	3.95%
Rate of return on assets	6.55%	6.33%	6.64%
Postretirement Benefits [Member]
Discount rate	4.20%	4.97%	4.00%